FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
7.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s disclosable financial instruments consist of cash equivalents, forward foreign currency exchange contracts, interest rate swaps, debt, contingent consideration and common stock warrants. Assets and liabilities measured at fair value on a recurring basis (cash equivalents, forward exchange contracts, interest rates swaps and common stock warrants) and a nonrecurring basis (debt) are categorized in the tables below based on the levels discussed in “Note 2 — Summary of Significant Accounting Policies”.

Financial instrument assets recorded at fair value as of December 31 are as follows (in thousands):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$20,462	$—	$—	$20,462
Derivative assets:
Interest rate swaps	—	9,032	—	9,032
	$20,462	$9,032	$—	$29,494

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$30,096	$—	$—	$30,096
Derivative assets:
Foreign currency exchange options	—	804	—	804
	$30,096	$804	$—	$30,900

The fair value of the Company’s money market funds is based on quoted active market prices for the funds and is determined using the market approach.

Financial instrument liabilities recorded or disclosed at fair value as of December 31 are as follows (in thousands):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,112,990	$—	$1,112,990
Senior Notes	—	297,354	—	297,354
	$—	$1,410,344	$—	$1,410,344

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,475,759	$—	$1,475,759
Senior Notes	—	318,375	—	318,375
Contingent Consideration	—	—	14,039	14,039
Derivative liabilities:
Interest Rate Swap Contracts	—	13,759	—	13,759
	$—	$1,807,893	$14,039	$1,821,932

The fair value of the Company’s Term Loans and Senior Notes are based on market quotes provided by a third-party pricing source. See “Note 12 — Debt” for additional disclosures on the Term Loans and Senior Notes.

The fair value of the Company’s interest rate swap contracts and foreign currency exchange contracts are based on market quotes provided by the counterparty. Quotes by the counterparty are calculated based on observable current rates and forward interest rate curves and exchange rates. The Company recalculates and validates this fair value using publicly available market inputs using the market approach.

Contingent Consideration — As of December 31, 2022 and 2021, the Company had estimated its obligations to transfer Contingent Consideration relating to the acquisition of Unsplash to be zero and $14.0 million, respectively. The Company recorded acquisition-date fair value of the Contingent Consideration, based on the likelihood of contingent earn-out payments, as part of the consideration transferred. The earn-out payments are remeasured to fair value each reporting date. Changes in the fair value of the Contingent Consideration are recognized within “Other operating (income) expense — net” on the Consolidated Statement of

Operations. The fair value of the Contingent Consideration is based on significant inputs not observable in the market, and as such the Company classified the financial liability as Level 3. The fair value of the Contingent Consideration may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of the liabilities. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The Contingent Consideration payments are based on revenue of Unsplash as outlined in “Note 4 — Acquisition.” The Two-Year Earnout was met and a payment of $10.0 million was made during the year ended December 31, 2022.

The following table provides quantitative information associated with the fair value measurements of the Company’s Level 3 inputs:

	Fair Value as of
	December 31, 2022	Valuation
	(in thousands)	Technique	Unobservable Input	Range
Contingent Consideration	$—	Probability-adjusted discounted cash flow	Probabilities of success	—%
			Years until milestone is expected to be achieved	1.57	years
			Discount rate	9.94%

This Contingent Consideration was valued using an income approach where revenue was simulated in a risk-neutral framework using Geometric Brownian Motion, a model of stock price behavior that is used in option pricing models such as the Black-Scholes option pricing model. The real options method extends this model to situations where the asset of interest (revenue in this case) is not priced in the market. The significant unobservable inputs used in the fair value measurement of the Contingent Consideration forecasts of expected future revenues and the probability of achievement of those forecasts. Increases in the assessed likelihood of a higher payout under a Contingent Consideration arrangement contribute to increases in the fair value of the related liability. Conversely, decreases in the assessed likelihood of a higher payout under a Contingent Consideration arrangement contribute to decreases in the fair value of the related liability.

The following table presents changes in the fair value of the Contingent Consideration for the years ended December 31 (in thousands):

	Year end December 31,
	2022	2021
Balance, beginning of period	$14,039	$—
Issuance of Contingent Consideration in connection with acquisition	—	13,200
Payment	(10,000)	—
Change in fair value of Contingent Consideration	(4,039)	839
Balance, end of period	$—	$14,039

Public, Private Placement and Forward Purchase Warrants — When outstanding, the Public Warrants were classified within Level 1 as they were publicly traded and had an observable market price in an active market. The Forward Purchase Warrants, which had identical terms as the Public Warrants, were valued similar to the Public Warrants and were classified within Level 2.

The Private Placement Warrants, all of which were exercised on a cashless basis in August 2022, were valued based on a Black-Scholes option pricing model, using assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Private Placement Warrants were collectively classified as a Level 3 measurement within the fair value hierarchy because the valuation model involves the use of unobservable inputs relating to the Company’s estimate of its expected stock volatility, which was developed based on the historical volatility of a publicly traded set of peer companies.

Changes in the fair value of the Private Placement Warrant liability related to updated assumptions and estimates are recognized within the Consolidated Statements of Operations as a non-operating expense. The changes in the fair value of the Private Placement Warrant liability resulted from changes in the fair values of the underlying shares of Class A Common Stock and its associated volatilities.

The following table presents the change in the fair value of the Private Placement Warrants for the year ended December 31, 2022 (in thousands):

Year end December 31,
2022
Balance, beginning of period	$—
Assumed in Business Combination (Note 3)	56,237
Change in fair value	176,616
Exercise	(232,853)
Balance, end of period	$—